Goodwill (Tables)	12 Months Ended
Jan. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of reconciliation of changes in goodwill

	Discuva Limited £000	MuOx Limited £000	Total £000
Cost
At February 1, 2017	—	664	664
Additions	1,814	—	1,814
At January 31, 2018	1,814	664	2,478
Accumulated impairment
At February 1, 2017	—	—	—
At January 31, 2018	—	—	—
Net book amount
At February 1, 2017	—	664	664
At January 31, 2018	1,814	664	2,478

12. Goodwill (continued)

	Discuva Limited £000	MuOx Limited £000	Total £000
Cost
At February 1, 2016	—	664	664
At January 31, 2017	—	664	664
Accumulated impairment
At February 1, 2016	—	—	—
At January 31, 2017	—	—	—
Net book amount
At February 1, 2016	—	664	664
At January 31, 2017	—	664	664